Not FDIC Insured May Lose Value No Bank Guarantee
192-Q3PH

Statement of Investments
(unaudited)
Franklin Real Estate Securities Fund 2
Notes to Statement of Investments 5

Franklin Real Estate Securities Trust
Statement of Investments (unaudited), January 31, 2022
Franklin Real Estate Securities Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares a Value
a
Common Stocks 99.7%
Diversified REITs 1.9%
American Assets Trust, Inc. .............................. United States 80,400 $ 2,891,988
Broadstone Net Lease, Inc. .............................. United States 196,078 4,531,362
Empire State Realty Trust, Inc., A ......................... United States 198,464 1,770,299
9,193,649
Health Care REITs 8.2%
Healthcare Trust of America, Inc., A ........................ United States 168,360 5,480,118
Healthpeak Properties, Inc. .............................. United States 476,464 16,852,532
Welltower , Inc. ....................................... United States 204,003 17,672,780
40,005,430
Hotel & Resort REITs 3.1%
a
Host Hotels & Resorts, Inc. .............................. United States 363,541 6,303,801
a
Ryman Hospitality Properties, Inc. ......................... United States 80,093 7,080,221
a
Summit Hotel Properties, Inc. ............................ United States 193,650 1,824,183
15,208,205
Hotels, Resorts & Cruise Lines 0.2%
a
Airbnb, Inc., A ........................................ United States 6,237 960,311
a
Industrial REITs 14.7%
Americold Realty Trust ................................. United States 102,496 2,916,011
First Industrial Realty Trust, Inc. .......................... United States 114,447 6,956,089
Prologis, Inc. ......................................... United States 304,108 47,690,217
Rexford Industrial Realty, Inc. ............................ United States 198,206 14,502,733
72,065,050
Office REITs 6.8%
Alexandria Real Estate Equities, Inc. ....................... United States 87,162 16,982,644
City Office REIT, Inc. ................................... United States 105,513 1,881,297
Cousins Properties, Inc. ................................ United States 223,123 8,603,623
Kilroy Realty Corp. .................................... United States 92,362 5,911,168
33,378,732
Real Estate Development 0.9%
a
Howard Hughes Corp. (The) ............................. United States 46,866 4,513,664
a
Real Estate Operating Companies 0.1%
a
WeWork , Inc. ........................................ United States 60,379 448,616
a
Real Estate Services 1.8%
a
CBRE Group, Inc., A ................................... United States 85,955 8,710,680
a
Residential REITs 17.6%
American Homes 4 Rent, A .............................. United States 401,243 15,700,639
AvalonBay Communities, Inc. ............................ United States 88,609 21,640,976
Camden Property Trust ................................. United States 83,000 13,287,470
Equity LifeStyle Properties, Inc. ........................... United States 184,645 14,455,857
Independence Realty Trust, Inc. .......................... United States 161,761 3,718,885
UDR, Inc. ........................................... United States 300,061 17,055,467
85,859,294
Retail REITs 12.0%
Kimco Realty Corp. .................................... United States 253,596 6,152,239
b
NETSTREIT Corp. .................................... United States 176,560 3,990,256
Realty Income Corp. ................................... United States 234,060 16,246,105
Regency Centers Corp. ................................. United States 159,921 11,474,332
RPT Realty .......................................... United States 197,041 2,486,657
Simon Property Group, Inc. .............................. United States 59,725 8,791,520

Franklin Real Estate Securities Trust
Statement of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 7 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Retail REITs (continued)
Spirit Realty Capital, Inc. ................................ United States 195,961 $ 9,300,309
58,441,418
Specialized REITs 32.4%
American Tower Corp. .................................. United States 122,815 30,887,972
Crown Castle International Corp. .......................... United States 109,006 19,894,685
Equinix , Inc. ......................................... United States 39,869 28,901,038
Life Storage, Inc. ...................................... United States 47,317 6,385,429
MGM Growth Properties LLC, A ........................... United States 209,170 8,132,530
Public Storage ....................................... United States 71,851 25,760,739
SBA Communications Corp. ............................. United States 70,049 22,796,747
Weyerhaeuser Co. .................................... United States 385,760 15,596,277
158,355,417
Total Common Stocks (Cost $292,949,493) .....................................
487,140,466
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,043,197 2,043,197
Total Money Market Funds (Cost $2,043,197) ...................................
2,043,197
Investments from Cash Collateral Received for
Loaned Securities 0.6%
Money Market Funds 0.6%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,892,000 2,892,000
Principal
Amount
*
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Repurchase Agreements 0.2%
e
Joint Repurchase Agreement, BofA Securities, Inc., 0.04%, 2/01/22
(Maturity Value $723,086)
Collateralized by U.S. Treasury Note, 1.5%, 1/31/27 (valued at
$737,547) ......................................... 723,085 723,085
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$3,615,085) .................................................................
3,615,085
Total Short Term Investments (Cost $5,658,282 ) .................................
5,658,282
a
Total Investments (Cost $298,607,775) 100.9% ..................................
$492,798,748
Other Assets, less Liabilities (0.9)% ...........................................
(4,014,195)
Net Assets 100.0% ...........................................................
$488,784,553

Franklin Real Estate Securities Trust
Statement of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at January 31, 2022.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
e
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2022, all repurchase agreements had been entered into on that date.

Franklin Real Estate Securities Trust

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin Real Estate Securities Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2022, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
a
For detailed categories, see the accompanying Statement of Investments.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 2,173,280 $ 35,978,885 $ (36,108,968) $ — $ — $ 2,043,197 2,043,197 $ 238
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $3,662,000 $(770,000) $— $— $2,892,000 2,892,000 $18
Total Affiliated Securities ... $2,173,280 $39,640,885 $(36,878,968) $— $— $4,935,197 $256
Level 1 Level 2 Level 3 Total
Franklin Real Estate Securities Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 487,140,466 $ — $ — $ 487,140,466
Short Term Investments ................... 4,935,197 723,085 — 5,658,282
Total Investments in Securities ........... $492,075,663 $723,085 $— $492,798,748

Franklin Real Estate Securities Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.